Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Assets Used by the Company Explanatory

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Assets used by the Company	$285,085	$284,715
Assets subject to operating leases	7,253	5,125
	$292,338	$289,840

Summary of Property, Plant and Equipment

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Accumulated depreciation and impairment
Balance on January 1, 2023	$—	$(1,474)	$(32,263)	$(9,554)	$(597,957)	$(3,673)	$(8,642)	$—	$(653,563)
Depreciation expenses	—	(34)	(1,439)	(698)	(25,704)	(94)	(797)	—	(28,766)
Disposal	—	—	—	1,049	24,867	113	411	—	26,440
Impairment losses	—	—	—	—	(299)	—	—	—	(299)
Effect of foreign exchange differences	—	—	—	—	5	—	1	—	6
Others	—	—	418	(18)	(43)	(1)	4	—	360
Balance on December 31, 2023	$—	$(1,508)	$(33,284)	$(9,221)	$(599,131)	$(3,655)	$(9,023)	$—	$(655,822)
Balance on December 31, 2023, net	$102,885	$201	$38,471	$1,824	$122,304	$395	$3,068	$15,937	$285,085
Cost
Balance on January 1, 2024	$102,885	$1,709	$71,755	$11,045	$721,435	$4,050	$12,091	$15,937	$940,907
Additions	—	—	176	25	321	4	139	27,910	28,575
Disposal	—	—	(18)	(1,240)	(27,010)	(154)	(506)	—	(28,928)
Effect of foreign exchange differences	—	—	—	—	167	—	9	16	192
Others	(539)	40	2,265	619	23,440	284	947	(27,290)	(234)
Balance on December 31, 2024	$102,346	$1,749	$74,178	$10,449	$718,353	$4,184	$12,680	$16,573	$940,512
Accumulated depreciation and impairment
Balance on January 1, 2024	$—	$(1,508)	$(33,284)	$(9,221)	$(599,131)	$(3,655)	$(9,023)	$—	$(655,822)
Depreciation expenses	—	(36)	(1,467)	(747)	(25,434)	(128)	(830)	—	(28,642)
Disposal	—	—	17	1,240	27,003	153	485	—	28,898
Effect of foreign exchange differences	—	—	—	—	(105)	—	(5)	—	(110)
Others	—	—	12	2	(7)	—	(128)	—	(121)
Balance on December 31, 2024	$—	$(1,544)	$(34,722)	$(8,726)	$(597,674)	$(3,630)	$(9,501)	$—	$(655,797)
Balance on December 31, 2024, net	$102,346	$205	$39,456	$1,723	$120,679	$554	$3,179	$16,573	$284,715

Disclosure Of Property Plant And Equipment Estimated Useful Life Explanatory

Land improvements	10-30 years
Buildings
Main buildings	20-60 years
Other building facilities	3-15 years
Computer equipment	2-8 years
Telecommunications equipment
Telecommunication circuits	2-30 years
Telecommunication machinery and antennas equipment	2-30 years
Transportation equipment	2-10 years
Miscellaneous equipment
Leasehold improvements	1-18 years
Mechanical and air conditioner equipment	3-16 years
Others	1-15 years

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

The future aggregate lease collection under operating lease for investment properties is as follows:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Year 1	$168	$274
Year 2	157	248
Year 3	134	217
Year 4	105	192
Year 5	83	190
Onwards	435	1,306
	$1,082	$2,427

Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property, Plant and Equipment
b.
Assets subject to operating leases

	Land	Buildings	Total
	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2022	$4,809	$4,134	$8,943
Additions	—	—	—
Others	(433)	(949)	(1,382)
Balance on December 31, 2022	$4,376	$3,185	$7,561
Accumulated depreciation and impairment
Balance on January 1, 2022	$—	$(1,692)	$(1,692)
Depreciation expenses	—	(59)	(59)
Others	—	389	389
Balance on December 31, 2022	$—	$(1,362)	$(1,362)
Balance on December 31, 2022, net	$4,376	$1,823	$6,199
Cost
Balance on January 1, 2023	$4,376	$3,185	$7,561
Additions	—	4	4
Others	548	942	1,490
Balance on December 31, 2023	$4,924	$4,131	$9,055
Accumulated depreciation and impairment
Balance on January 1, 2023	$—	$(1,362)	$(1,362)
Depreciation expenses	—	(73)	(73)
Others	—	(367)	(367)
Balance on December 31, 2023	$—	$(1,802)	$(1,802)
Balance on December 31, 2023, net	$4,924	$2,329	$7,253
Cost
Balance on January 1, 2024	$4,924	$4,131	$9,055
Additions	—	1	1
Others	(1,820)	(394)	(2,214)
Balance on December 31, 2024	$3,104	$3,738	$6,842
Accumulated depreciation and impairment
Balance on January 1, 2024	$—	$(1,802)	$(1,802)
Depreciation expenses	—	(65)	(65)
Others	—	150	150
Balance on December 31, 2024	$—	$(1,717)	$(1,717)
Balance on December 31, 2024, net	$3,104	$2,021	$5,125

Disclosure Of Property Plant And Equipment Estimated Useful Life Explanatory

Buildings
Main buildings	35-60 years
Other building facilities	3-15 years

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Year 1	$381	$305
Year 2	279	198
Year 3	221	122
Year 4	176	92
Year 5	146	62
Onwards	1,025	137
	$2,228	$916

Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property, Plant and Equipment

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2022	$102,645	$1,662	$71,358	$11,217	$713,534	$3,927	$10,809	$10,786	$925,938
Additions	460	—	133	102	149	1	253	30,167	31,265
Disposal	(4)	(6)	(7)	(808)	(18,395)	(104)	(392)	—	(19,716)
Effect of foreign exchange differences	—	—	—	—	209	—	4	19	232
Others	563	19	1,046	578	24,571	147	794	(26,545)	1,173
Balance on December 31, 2022	$103,664	$1,675	$72,530	$11,089	$720,068	$3,971	$11,468	$14,427	$938,892
Accumulated depreciation and impairment
Balance on January 1, 2022	$—	$(1,442)	$(30,578)	$(9,632)	$(590,533)	$(3,699)	$(8,205)	$—	$(644,089)
Depreciation expenses	—	(39)	(1,452)	(725)	(25,654)	(77)	(754)	—	(28,701)
Disposal	—	7	7	807	18,382	104	388	—	19,695
Effect of foreign exchange differences	—	—	—	—	(110)	—	(2)	—	(112)
Others	—	—	(240)	(4)	(42)	(1)	(69)	—	(356)
Balance on December 31, 2022	$—	$(1,474)	$(32,263)	$(9,554)	$(597,957)	$(3,673)	$(8,642)	$—	$(653,563)
Balance on December 31, 2022, net	$103,664	$201	$40,267	$1,535	$122,111	$298	$2,826	$14,427	$285,329
Cost
Balance on January 1, 2023	$103,664	$1,675	$72,530	$11,089	$720,068	$3,971	$11,468	$14,427	938,892
Additions	99	—	36	127	106	3	243	29,780	30,394
Disposal	(2)	—	(1)	(1,049)	(24,877)	(112)	(418)	—	(26,459)
Effect of foreign exchange differences	—	—	—	—	(5)	—	(3)	—	(8)
Others	(876)	34	(810)	878	26,143	188	801	(28,270)	(1,912)
Balance on December 31, 2023	$102,885	$1,709	$71,755	$11,045	$721,435	$4,050	$12,091	$15,937	$940,907